Investment in Affiliate (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Investment in Affiliate [Abstract]
Balance, December 31, 2012	$ 19,987,743
Equity in net income of affiliate	978,702	1,356,501
Equity in other comprehensive income of affiliate	106,709	0
Dividends received	(1,168,750)
Loss on investment in affiliate	(390,821)	0
Balance, June 30, 2013	$ 19,513,583